Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts and notes payable
Schedule of accounts and notes payable

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Accounts payable	2,546,105	2,718,941
Notes payable(a)	7,291	—
Total accounts and notes payable	2,553,396	2,718,941
(a)	The Group’s notes payable mainly include short-term notes, typically with terms between 3 to 9 months which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2024 and 2025 were secured by restricted cash of RMB1,318 thousand and nil held in designated bank accounts, respectively.

Schedule of supplier finance program

	Year ended December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Balance at the beginning of the year	221,523	342,647
Invoices confirmed during the year	664,691	869,250
Confirmed invoices paid during the year	(543,567)	(772,045)
Balance at the end of the year	342,647	439,852